Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.82%		0.00%	[1]
Expected volatility	[1]			0.00%
Risk-free interest rate, lower range		8.42%	8.21%	0.00%	[1]
Risk-free interest rate, upper range		8.63%	9.08%	0.00%	[1]
Expected term (in years)	[1]
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.81%
Expected volatility		24.30%	28.57%
Expected term (in years)		4 years 1 month 17 days	3 years 9 months 22 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.83%
Expected volatility		32.00%	41.52%
Expected term (in years)		5 years 5 months 12 days	5 years 5 months 9 days

[1]	no options were granted during the period